Note 10 - Capital Stock (Details) (USD $)	1 Months Ended				2 Months Ended	12 Months Ended							13 Months Ended
	Nov. 30, 2013	Jul. 31, 2013	Mar. 31, 2013	Mar. 31, 2012	Jan. 31, 2011	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2011	Feb. 01, 2011	Mar. 31, 2013 Common Stock [Member]	Nov. 30, 2013 Odidi Holdco [Member]	Nov. 30, 2012 Odidi Holdco [Member]	Jan. 31, 2011 Private Placement Offering [Member]	Feb. 01, 2011 Series A Common Share Purchase Warrant [Member]	Feb. 01, 2011 Series B Common Share Purchase Warrant [Member]
Note 10 - Capital Stock (Details) [Line Items]
Common Stock, Shares, Issued (in Shares)	21,430,611					21,430,611	17,906,937				5,997,751	6,005,751
Common Stock, Shares, Outstanding (in Shares)	21,430,611					21,430,611	17,906,937
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners											28.00%	34.00%
Private Placement Units									4,800,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)		2.55	2.10		3.125									2.50	2.50
Proceeds from Issuance of Private Placement					$ 12,000,000
Warrants Issued (in Shares)					96,000
Deferred Offering Costs	419,777				2,357,732	419,777
Adjustments to Additional Paid in Capital, Warrant Issued					229,005								655,582
Derivative Liability, Fair Value, Gross Liability		328,350	407,558		12,655,582
Proceeds from Issuance or Sale of Equity		3,075,000	3,121,800	5,000,000		6,196,800	5,000,000	12,000,000
Stock Issued During Period, Shares, New Issues (in Shares)		1,500,000	1,815,000	1,818,182
Sale of Stock, Price Per Share (in Dollars per share)		$ 2.05	$ 1.72	$ 2.75
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs				779,271		(857,278)	(779,271)
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	2,579,575	375,000				2,579,575				453,750
Warrants Exercisable Term		5 years	5 years
Proceeds From Issuance Or Sale Of Equity Net Of Issuance Costs		2,500,000	2,700,000
Payments of Stock Issuance Costs		467,989	389,289			836,099	779,271
Payments of Warrant Issuance Costs		57,525	57,531
Common Stock, Capital Shares Reserved for Future Issuance (in Shares)	5,305,484					5,305,484
Registration Payment Arrangement, Maximum Potential Consideration	$ 16,800,000					$ 16,800,000
Commission Expense Or Discount From Sale Of Stock Proceeds	2.75%